Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2026 €m	2025 € m

Cash and bank deposits 1	5,274	8,871

Money market funds 2	3,708	2,130

Cash and cash equivalents as presented in the consolidated statement of financial position	8,982	11,001

Bank overdrafts	(69)	(108)

Cash and cash equivalents as presented in the consolidated statement of cash flows	8,913	10,893
Notes:

1.	Includes bank deposits under repurchase agreements of € 2,502 million (2025: € 6,531 million).

2.	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.